Schedule Of Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Lease Liability
Interest on lease liabilities	$ 349	$ 380
Incremental borrowing rate at time of transition	14.00%	14.00%
Cash outflow for the lease	$ 735	$ 707